Nuveen Pennsylvania Quality Municipal Income
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.5% (94.1% of Total Investments)
X 758,894,220 MUNICIPAL BONDS - 152.9%  (94.1% of Total Investments)
X 758,894,220
Consumer Staples - 0.4% (0.3% of Total Investments)
$ 2,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 2,272,260
Education and Civic Organizations - 16.2% (10.0% of Total Investments)
840 Allegheny County Higher Education Building Authority, Pennsylvania,
College Revenue Refunding Bonds, Robert Morris College, Series
1998A, 6.000%, 5/01/28
No Opt. Call Baa3 885,284
Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University,
Series 2016:
735 3.000%, 10/15/30 10/26 at 100.00 Baa3 649,549
1,000 5.000%, 10/15/38 10/26 at 100.00 Baa3 994,490
1,625 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/47
10/27 at 100.00 Baa3 1,539,005
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020:
590 5.000%, 10/01/39 10/29 at 100.00 BB+ 541,443
20 5.000%, 10/01/49 10/29 at 100.00 BB+ 17,300
3,215 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 3,308,428
835 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 835,777
1,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%,
10/15/52, 144A
10/32 at 100.00 BB 971,530
2,200 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 1,993,442
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 A+ 1,061,930
1,230 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 Baa3 1,159,755
1,020 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 1,002,211
4,595 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 3,789,267
2,395 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 A- 2,096,823
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
590 3.250%, 5/01/36 5/26 at 100.00 BBB 508,285
1,555 3.500%, 5/01/41 5/26 at 100.00 BBB 1,290,759
2,000 Indiana County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Foundation for Indiana University of Pennsylvania Project,
Refunding Series 2022, 4.000%, 5/01/54 - BAM Insured
5/32 at 100.00 AA 1,849,860
Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton,
Series 2017:
350 3.375%, 11/01/33 11/27 at 100.00 A- 323,879
2,925 4.000%, 11/01/40 11/27 at 100.00 A- 2,665,377
2,000 McCandless IDA, Pennsylvania, University Revenue Bonds, Series A and B
of 2022, La Roche University, 6.750%, 12/01/46
12/32 at 100.00 N/R 1,988,240
1,570 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 Aa2 1,302,676

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,895 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2022A, 4.500%, 6/01/43, (AMT)
6/31 at 100.00 Aa2 $ 2,863,300
1,465 Pennsylvania Higher Educational Facilites Authority,  Revenue Bonds, Holy
Family University, Series 2013A, 6.500%, 9/01/38
9/23 at 100.00 A- 1,505,566
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
2,545 5.000%, 12/01/38 12/24 at 100.00 AA+ 2,616,591
2,080 5.000%, 12/01/44 12/24 at 100.00 AA+ 2,132,853
360 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 4.000%, 5/01/32
1/23 at 100.00 BB+ 309,938
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
1,030 4.000%, 11/01/39 1/23 at 100.00 N/R 957,581
4,300 5.000%, 11/01/42 1/23 at 100.00 N/R 4,300,817
1,310 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 N/R 1,343,981
1,440 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 A- 1,261,944
8,335 Pennsylvania State University, Revenue Bonds, Series 2022A, 5.000%,
9/01/47
9/32 at 100.00 Aa1 9,144,078
400 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 353,696
1,255 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 BB+ 955,218
500 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
1/23 at 100.00 N/R 461,440
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020C. Forward Delivery:
1,500 4.000%, 11/01/36 11/29 at 100.00 A- 1,463,070
1,400 4.000%, 11/01/37 11/29 at 100.00 A- 1,356,670
3,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 A- 3,117,060
2,420 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 2,187,728
2,320 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 2,391,572
5,250 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 4,702,425
3,555 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 3,099,107
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
1,890 5.000%, 11/01/32 11/25 at 100.00 A- 1,967,736
740 5.000%, 11/01/33 11/25 at 100.00 A- 769,030
675 4.000%, 11/01/35 11/25 at 100.00 A- 649,181
83,955 Total Education and Civic Organizations 80,685,892

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 31.2% (19.2% of Total Investments)
$ 17,270 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 15,719,499
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
210 4.000%, 7/15/35 7/29 at 100.00 A 209,794
2,300 4.000%, 7/15/36 7/29 at 100.00 A 2,285,579
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
1,260 3.750%, 11/01/42 11/27 at 100.00 BB- 719,347
4,100 5.000%, 11/01/50, (UB) (4) 11/27 at 100.00 BB- 2,729,452
7,335 5.000%, 11/01/50 11/27 at 100.00 BB- 4,883,056
10,170 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 6,927,601
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
2,770 4.000%, 10/01/36 10/27 at 100.00 AA 2,776,953
1,830 4.000%, 10/01/37 10/27 at 100.00 AA 1,825,315
7,150 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 6,587,295
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
1,375 5.000%, 6/01/34 6/26 at 100.00 A 1,424,458
375 5.000%, 6/01/35 6/26 at 100.00 A 387,364
1,500 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 BB 1,506,915
2,275 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 BB 2,040,584
1,225 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BB 888,456
5,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 5,100,100
4,555 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 4,598,591
10,060 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 9,141,623
1,650 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A+ 1,680,855
2,200 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46,
(UB) (4)
8/26 at 100.00 AA 2,270,444
3,000 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42, (UB) (4)
8/26 at 100.00 AA 3,107,430
3,450 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ 3,454,830
1,625 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43
12/22 at 100.00 A2 1,517,425
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
1,265 3.000%, 11/01/36 5/26 at 100.00 A- 1,046,446
2,850 4.000%, 11/01/41, (UB) (4) 5/26 at 100.00 A- 2,581,558
4,955 4.000%, 11/01/46, (UB) (4) 5/26 at 100.00 A- 4,268,832

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016:
$ 1,020 3.375%, 7/01/32 7/26 at 100.00 A+ $ 992,531
2,650 5.000%, 7/01/41 7/26 at 100.00 A+ 2,675,573
1,855 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,865,332
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,410 4.000%, 9/01/44 9/29 at 100.00 A 3,143,918
395 4.000%, 9/01/49 9/29 at 100.00 A 348,998
3,820 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 A 3,327,411
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2013A, 5.000%,
7/01/43
7/23 at 100.00 A 4,012,240
715 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 A 741,190
7,125 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50,
(UB) (4)
3/25 at 100.00 A 7,212,424
16,385 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series 2016C,
4.000%, 8/15/41
8/26 at 100.00 AA 16,229,506
13,525 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49,
(UB) (4)
8/29 at 100.00 AA 12,965,877
1,800 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB 1,864,890
Pocono Mountains Industrial Park Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's Hospital -Monroe
Project, Series 2015A:
3,000 5.000%, 8/15/40 2/25 at 100.00 A- 3,034,020
1,170 4.000%, 8/15/45 2/25 at 100.00 A- 1,068,187
3,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 3,026,340
Saint Mary Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Trinity Health Credit Group, Refunding
Series 2019PA:
665 5.000%, 12/01/48 12/28 at 100.00 AA- 676,152
1,305 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 1,354,016
705 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 640,246
168,300 Total Health Care 154,858,653
Housing/Multifamily - 0.7% (0.4% of Total Investments)
160 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at
West Chester University Series 2013A, 5.000%, 8/01/45
8/23 at 100.00 Ba2 148,130
1,650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 1,666,153
270 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 Baa3 270,162

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,420 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
1/23 at 100.00 Baa3 $ 1,448,897
3,500 Total Housing/Multifamily 3,533,342
Housing/Single Family - 18.8% (11.6% of Total Investments)
3,060 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35, (UB) (4)
10/24 at 100.00 AA+ 2,976,982
1,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,507,079
4,890 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 4,233,322
2,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 AA+ 1,825,639
18,115 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41, (UB) (4)
10/25 at 100.00 AA+ 14,897,052
1,080 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.650%, 10/01/32, (UB) (4)
4/26 at 100.00 AA+ 1,059,955
3,895 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32, (UB) (4)
10/26 at 100.00 AA+ 3,744,108
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37, (UB) (4)
10/26 at 100.00 AA+ 4,547,700
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 772,480
3,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+ 3,254,156
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41
10/29 at 100.00 AA+ 1,482,460
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41, (UB) (4)
10/29 at 100.00 AA+ 7,412,300
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
1,000 2.350%, 10/01/40 10/29 at 100.00 AA+ 742,310
1,350 2.500%, 10/01/45 10/29 at 100.00 AA+ 959,539
1,565 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 1,007,484
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-134A:
5,000 1.850%, 4/01/36 10/29 at 100.00 AA+ 3,639,100
3,650 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,462,217
2,505 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,637,343
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
5,295 2.250%, 10/01/41 10/30 at 100.00 AA+ 3,699,934
6,855 2.375%, 10/01/46 10/30 at 100.00 AA+ 4,601,213
7,705 2.500%, 10/01/50 10/30 at 100.00 AA+ 5,047,931
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-137:
5,240 2.450%, 10/01/41 4/31 at 100.00 AA+ 3,872,936
6,545 2.600%, 4/01/46 4/31 at 100.00 AA+ 4,663,051
3,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 AA+ 2,638,419
8,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 AA+ 8,145,125
2,480 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-140A, 4.450%, 10/01/47
4/32 at 100.00 AA+ 2,414,999
117,770 Total Housing/Single Family 93,244,834

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 1.5% (0.9% of Total Investments)
$ 500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R $ 449,375
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 449,375
6,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 6,414,011
7,455 Total Industrials 7,312,761
Long-Term Care - 7.7% (4.7% of Total Investments)
Berks County Industrial Development Authority,
Pennsylvania, Healthcare Facilities Revenue Bonds,
Highlands at Wyomissing, Series 2017A:
940 5.000%, 5/15/37 5/27 at 100.00 BBB 930,440
1,160 5.000%, 5/15/47 5/27 at 100.00 BBB 1,083,962
Berks County Industrial Development Authority,
Pennsylvania, Healthcare Facilities Revenue Bonds, The
Highlands at Wyomissing, Series 2018:
1,000 5.000%, 5/15/43 5/25 at 102.00 BBB 965,200
400 5.000%, 5/15/48 5/25 at 102.00 BBB 377,992
230 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 213,364
1,760 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 1,481,462
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2021A:
3,910 4.000%, 12/01/40 12/28 at 103.00 N/R 2,988,413
2,000 4.000%, 12/01/51 12/28 at 103.00 N/R 1,384,640
3,005 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 2,731,966
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
1,585 4.000%, 1/01/33 1/25 at 100.00 BBB+ 1,510,156
2,850 5.000%, 1/01/38 1/25 at 100.00 BBB+ 2,873,370
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
985 5.000%, 1/01/28 1/26 at 100.00 BBB+ 1,009,231
1,815 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,852,788
735 5.000%, 1/01/30 1/26 at 100.00 BBB+ 748,818
300 3.250%, 1/01/36 1/26 at 100.00 BBB+ 257,049
1,405 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,154,559
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
690 4.125%, 1/01/38 1/29 at 100.00 BBB+ 645,323
200 5.000%, 1/01/39 1/29 at 100.00 N/R 201,974
650 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 660,589
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
975 5.000%, 3/01/40 3/27 at 102.00 BB+ 857,668
715 5.000%, 3/01/50 3/27 at 102.00 BB+ 589,003

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series 2015A,
5.000%, 7/01/45
7/25 at 100.00 BBB- $ 1,172,750
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 BBB- 669,384
1,400 4.000%, 7/01/56 7/26 at 103.00 BBB- 1,042,314
5,000 Maxatawny Township Municipal Authority Revenue Bonds, Diakon
Lutheran Social Ministries Project,  Series 2022A, 4.500%, 1/01/45 ,(WI/
DD, Settling 9/20/22)
1/32 at 100.00 BBB+ 4,411,650
Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living,
Inc., Series 2019:
1,845 5.000%, 11/01/44 11/26 at 103.00 BB 1,642,161
1,000 5.000%, 11/01/49 11/26 at 103.00 BB 867,230
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
2,215 4.000%, 5/15/41 5/28 at 103.00 N/R 1,760,438
2,785 4.000%, 5/15/47 5/28 at 103.00 N/R 2,060,955
43,680 Total Long-Term Care 38,144,849
Tax Obligation/General - 21.2% (13.0% of Total Investments)
840 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 Aa2 823,595
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
1,750 5.000%, 12/01/32 12/24 at 100.00 AA- 1,811,548
1,285 5.000%, 12/01/34 12/24 at 100.00 AA- 1,325,657
2,440 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 2,614,655
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,500 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,546,140
1,255 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,287,806
1,950 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 2,003,742
Canon-McMillan School District, Washington County,
Pennsylvania, General Obligation Bonds, Series 2014D:
3,000 5.000%, 12/15/37 12/24 at 100.00 AA 3,089,460
1,075 5.000%, 12/15/38 - BAM Insured 12/24 at 100.00 AA 1,105,347
1,100 5.000%, 12/15/39 12/24 at 100.00 AA 1,130,833
2,900 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 3,080,148
7,465 Erie City School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2000, 0.000%, 9/01/30 - AMBAC Insured
No Opt. Call N/R 5,568,666
Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021:
1,010 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 AA 933,119
425 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 AA 378,981
5,750 Hempfield Area School District, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2022A, 5.000%, 3/15/48 - AGM
Insured
3/32 at 100.00 AA 6,193,842
6,225 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 6,357,841
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2015:
5,000 5.000%, 5/01/31 5/25 at 100.00 AA 5,250,250
4,000 5.000%, 5/01/32 5/25 at 100.00 AA 4,196,360
2,875 5.000%, 5/01/33 5/25 at 100.00 AA 3,015,444

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
$ 1,000 4.000%, 3/01/35 9/27 at 100.00 AA $ 1,021,920
1,000 4.000%, 3/01/36 9/27 at 100.00 AA 1,016,540
2,620 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 2,690,164
3,925 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A1 4,490,435
6,320 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 A 6,241,885
2,875 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/39
9/30 at 100.00 AA- 3,110,002
11,440 Reading School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2003B, 0.000%, 1/15/32 - NPFG Insured
No Opt. Call Baa2 7,907,557
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
230 5.000%, 11/15/26 5/24 at 100.00 BB+ 231,971
2,925 5.000%, 11/15/32 5/24 at 100.00 BB+ 2,944,715
21,000 State Public School Building Authority, Pennsylvania, Lease Revenue
Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 - AGM
Insured, (UB) (4)
No Opt. Call AA 23,551,710
150 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 143,373
105,330 Total Tax Obligation/General 105,063,706
Tax Obligation/Limited - 11.4% (7.0% of Total Investments)
749 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (5)
1/23 at 100.00 N/R 674,376
195 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 194,996
155 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 149,711
1,115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 1,012,420
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
1,500 5.000%, 6/01/31 6/28 at 100.00 A1 1,637,190
4,455 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 4,467,519
7,215 4.000%, 6/01/39 - AGM Insured, (UB) (4) 6/28 at 100.00 AA 7,235,274
1,436 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 1,405,973
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,650 4.750%, 12/01/37 12/26 at 100.00 AA- 2,729,368
4,000 4.900%, 12/01/44 12/26 at 100.00 AA- 4,091,680
2,160 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 2,237,328
5,530 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 5,813,357
4,225 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.500%, 7/01/29 - AMBAC Insured
No Opt. Call N/R 4,265,222

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 1,131 4.750%, 7/01/53 7/28 at 100.00 N/R $ 1,033,395
1,332 5.000%, 7/01/58 7/28 at 100.00 N/R 1,263,815
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,017 4.329%, 7/01/40 7/28 at 100.00 N/R 2,733,160
817 4.329%, 7/01/40 7/28 at 100.00 N/R 740,137
3,302 4.784%, 7/01/58 7/28 at 100.00 N/R 3,018,358
10,000 Southeastern Pennsylvania Transportation Authority, Revenue Bonds,
Asset Improvement Series 2022, 5.250%, 6/01/52, (UB)
6/32 at 100.00 AA 10,900,800
825 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 800,968
55,809 Total Tax Obligation/Limited 56,405,047
Transportation - 11.9% (7.3% of Total Investments)
2,250 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 A+ 2,418,997
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
2,425 5.000%, 1/01/23 No Opt. Call A 2,429,704
2,310 5.000%, 1/01/24 1/23 at 100.00 A 2,314,574
610 5.000%, 1/01/25 1/23 at 100.00 A 611,208
4,000 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 4,073,440
12,170 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 13,838,750
820 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A 843,747
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 AA- 3,050,670
10,470 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45, (UB) (4)
12/25 at 100.00 AA- 10,745,152
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
1,215 5.250%, 12/01/47, (UB) 12/32 at 100.00 AA- 1,327,789
2,365 5.250%, 12/01/52, (UB) 12/32 at 100.00 AA- 2,540,932
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 2,229,060
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
1,435 5.000%, 6/01/31 6/27 at 100.00 A 1,536,569
1,430 5.000%, 6/01/33 6/27 at 100.00 A 1,517,316
1,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A 1,113,650
1,100 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 974,248
585 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 550,157
1,490 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A2 1,505,824
1,725 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,729,796

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series
2017:
$ 1,000 5.000%, 12/15/30 12/27 at 100.00 A $ 1,077,630
500 5.000%, 12/15/33 12/27 at 100.00 A 535,075
550 5.000%, 12/15/34 12/27 at 100.00 A 588,373
1,000 5.000%, 12/15/36 12/27 at 100.00 A 1,066,700
250 5.000%, 12/15/37 12/27 at 100.00 A 266,548
55,950 Total Transportation 58,885,909
U.S. Guaranteed - 14.1% (8.7% of Total Investments) (6)
940 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Duquesne University, Series 2013A, 3.500%, 3/01/34,
(Pre-refunded 3/01/23)
3/23 at 100.00 A 942,096
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2013C-72:
2,780 5.250%, 12/01/32, (Pre-refunded 12/01/23) 12/23 at 100.00 AA- 2,853,781
2,000 5.250%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 AA- 2,053,080
3,000 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A1 3,039,840
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
805 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 859,289
2,985 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 3,186,309
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
2,170 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 2,226,182
625 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 641,181
2,330 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 2,438,112
560 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 585,984
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
610 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 617,570
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
1,075 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 1,201,291
135 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 150,860
1,235 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,277,435
1,900 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 N/R 2,008,034
1,370 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,392,071
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 1,011,800
1,665 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 1,687,194
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
6,685 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 6,854,264
9,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R 9,442,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
Pennsbury School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2016A:
$ 1,000 5.000%, 10/01/33, (Pre-refunded 4/01/25) 4/25 at 100.00 Aa3 $ 1,053,970
1,860 5.000%, 10/01/34, (Pre-refunded 4/01/25) 4/25 at 100.00 Aa3 1,960,384
2,045 5.000%, 10/01/35, (Pre-refunded 4/01/25) 4/25 at 100.00 Aa3 2,155,369
1,195 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,208,814
1,590 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 N/R 1,618,461
7,000 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2013B-1, 5.250%,
12/01/43, (Pre-refunded 12/01/23)
12/23 at 100.00 AA- 7,182,280
Saint Mary Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Trinity Health Credit Group, Refunding
Series 2019PA:
1,335 5.000%, 12/01/48, (Pre-refunded 12/01/28) 12/28 at 100.00 N/R 1,505,666
3,000 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 Aa3 3,106,920
3,470 Washington County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, The Washington Hospital Project, Series 2013A, 5.000%,
7/01/28, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 3,517,331
1,930 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Tender Option Bond Trust 2016-XF1058,
12.503%, 8/15/37, (Pre-refunded 8/15/23), 144A, (IF) (4)
8/23 at 100.00 A+ 2,069,230
67,295 Total U.S. Guaranteed 69,847,418
Utilities - 17.8% (11.0% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
3,325 5.000%, 12/01/40 12/25 at 100.00 AA- 3,469,238
3,320 5.000%, 12/01/45 12/25 at 100.00 AA- 3,460,204
4,165 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53, (UB)
6/32 at 100.00 AA- 4,425,229
6,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 6,496,685
2,540 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R 3,175
9,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (5)
No Opt. Call N/R 12,319
6,210 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R 7,762
2,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer Revenue
Bonds, Series 2020B, 3.000%, 9/01/47
9/30 at 100.00 AA 1,495,100
Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015:
1,110 5.000%, 5/01/40 5/25 at 100.00 Aa3 1,150,560
1,815 4.000%, 5/01/45 5/25 at 100.00 Aa3 1,774,507
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
7,295 0.000%, 12/01/34 No Opt. Call A 4,423,032
4,420 0.000%, 12/01/35 No Opt. Call A 2,537,124
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
5,815 5.125%, 12/01/47 12/23 at 100.00 A 5,835,003

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NQP
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 295 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ $ 265,618
3,475 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 2,988,257
3,400 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 2,898,534
2,025 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (5)
9/25 at 100.00 N/R 1,245,375
10,500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 8,703,030
5,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 5,161,450
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,351,672
2,735 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/29
8/25 at 100.00 A 2,862,123
Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A:
5,000 5.000%, 10/01/48, (UB) (4) 10/28 at 100.00 A+ 5,203,100
7,000 5.000%, 10/01/53, (UB) (4) 10/28 at 100.00 A+ 7,299,180
1,155 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 1,207,402
5,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2022C, 5.500%, 6/01/52
6/32 at 100.00 A+ 5,490,150
5,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2013B, 5.250%, 9/01/40
9/23 at 100.00 A+ 5,066,500
Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Refunding Series 2020:
1,000 4.000%, 8/15/24 - AGM Insured No Opt. Call AA 1,019,780
1,000 2.450%, 8/15/37 - AGM Insured 8/28 at 100.00 AA 787,440
114,120 Total Utilities 88,639,549
$ 825,164 Total Municipal Bonds (cost $813,575,576) 758,894,220
Shares Description (1) Value
X 47,727,209 COMMON STOCKS - 9.6%  (5.9% of Total Investments)
X 47,727,209
Independent Power And Renewable Electricity Producers - 9.6% (5.9% of Total
Investments)
$ 601,606 Energy Harbor Corp (7),(8) $ 47,727,209
Total Common Stocks (cost $16,839,773) 47,727,209
Total Long-Term Investments (cost $830,415,349) 806,621,429
Variable Rate Demand Preferred Shares, net of deferred offering costs - (43.7)% (9) (216,811,456)
Other Assets Less Liabilities - (18.8)% (93,569,597)
Net Assets Applicable to Common Shares - 100% $ 496,240,376

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 758,894,220 $ – $ 758,894,220
Common Stocks – 47,727,209 – 47,727,209
Total
$ – $ 806,621,429 $ – $ 806,621,429
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
4.375%, 1/01/35; and Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.